Revenue - Changes In Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	$ 315,367
Upfront revenue recognition	444,303	$ 34,362	$ 24,975
Milestone revenue recognition	49,815	3,422	31,840
Translation difference		26,949
Deferred revenue		315,367
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	315,144	324,629
Upfront payments			328,327
Milestone payments			25,000
Upfront revenue recognition	292,279	33,759	22,386
Milestone revenue recognition	22,865	2,641	1,738
Translation difference		26,915	(4,575)
Deferred revenue		315,144	324,629
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	223	1,517	2,342
Milestone payments			30,000
Upfront revenue recognition	121	565	855
Milestone revenue recognition	102	762	30,077
Translation difference		33	107
Deferred revenue		223	1,517
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		56	133
Upfront revenue recognition		38	50
Milestone revenue recognition	1,214	19	25
Translation difference		1	(2)
Deferred revenue			56
Janssen, AbbVie and other parties excluding Zai Lab and Agomab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		$ 326,202	2,475
Upfront payments			328,327
Milestone payments			55,000
Upfront revenue recognition			23,291
Milestone revenue recognition			31,840
Translation difference			(4,470)
Deferred revenue			$ 326,202
Janssen, AbbVie and other parties excluding Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	292,400
Milestone revenue recognition	$ 22,967